Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.40 per share
Amount Registered | shares	159,106
Proposed Maximum Offering Price per Unit	3.29
Maximum Aggregate Offering Price	$ 523,458.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 72.29
Offering Note	Represents a total of 159,106 Class A Ordinary Shares of DDC Enterprise Limited (the “Company”) that will be offered for resale by the selling shareholder from time to time pursuant to the prospectus contained herein. Pursuant to Rule 416, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated in accordance with Rule 457(c) and (g) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $3.29 per share, which is the average of the high and low prices of the Registrant’s Class A Ordinary Shares, as reported on the NYSE American, on January 12, 2026.